Share Capital and Premium Related to the Share Capitals - Schedule of Share Capital Information (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2026 shares
Disclosure of classes of share capital [abstract]
Shares issued to the benefit of employees related free share plans	358,717